Commitments and Contingencies (Commitments Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Physician Recruiting Commitments [Abstract]
Physician recruiting commitment, physician income guarantee period	12 months
Physician recruiting commitment, period of recoverability of physician income guarantee for noncommitment	3 years
Physician recruiting commitment, maximum potential future payments in excess of liability recorded	$ 20.9
All other purchase commitments [Member]
Construction and Other Capital Commitments [Abstract]
Capital commitment, post-acquisition estimated cost of replacement hospital	393.5
Capital commitment, construction cost of replacement hospital incurred to date	256.8
Pennsylvania [Member]
Construction and Other Capital Commitments [Abstract]
Capital commitment, post-acquisition estimated cost of replacement hospital	100.0
Capital commitment, construction cost of replacement hospital incurred to date	0.7
Birmingham, Alabama hospital [Member]
Construction and Other Capital Commitments [Abstract]
Capital commitment, post-acquisition estimated cost of replacement hospital	280.0
Capital commitment, construction cost of replacement hospital incurred to date	$ 64.2
Minimum [Member] | All other purchase commitments [Member]
Construction and Other Capital Commitments [Abstract]
Capital commitment, future period after acquisition for completing open capital improvement projects	5 years
Maximum [Member] | All other purchase commitments [Member]
Construction and Other Capital Commitments [Abstract]
Capital commitment, future period after acquisition for completing open capital improvement projects	7 years